FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss, classified as held for trading, category
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables) [Line Items]
Schedule of Financial Assets At Fair Value Through Other Comprehensive Income

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Debt securities:
Government securities	14,267	13,082	14,114	12,938
Asset-backed securities	65	60	—	—
Corporate and other debt securities	12,928	11,036	10,533	8,783
	27,260	24,178	24,647	21,721
Treasury and other bills	—	439	—	439
Total financial assets at fair value through other comprehensive income	27,260	24,617	24,647	22,160